Patent and Trademarks	12 Months Ended
Dec. 31, 2017
Patent and Trademarks [Abstract]
PATENT AND TRADEMARKS

NOTE 6 – PATENT AND TRADEMARKS

On April 26, 2010, the Company acquired the technical contributions and assignment of all exclusive rights to and for a key patent from the former CEO of the Company in exchange for 100,000 shares of common stock, valued at $570,000 and 66,667 stock options, valued at $360,000.

The Company has capitalized costs in purchasing and defending its patent, which consisted of the following as of December 31, 2017 and 2016:

	2017	2016
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	172,457	172,457
New patents and trademarks	-	65,738
Subtotal	1,102,457	1,168,165
Accumulated amortization	(463,691)	(395,801)
Patent rights and intangible assets, net	$638,766	$772,394

The Company began amortizing the patent, using the straight-line method over the estimated useful life of 17 years, once it was put into service in July 2010. In 2013, the Company began incurring costs related to defense of the patent. These costs have been capitalized and will be amortized using the straight-line method over the remaining useful life of the original patent. Amortization expense was $67,890 and $67,758 for the years ended December 31, 2017 and 2016, respectively. We expect our amortization expense related to these patents to be $67,890 for each of the years from 2018 through 2022.